J.P. MORGAN ACCEPTANCE CORPORATION II

Exhibit 99.7

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
304674544	XXXXX	XXXXX	Borrower 1 FTHB	false	true	Borrower is not FTHB per 1003 and credit report.